GOODWILL (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Cash paid for public trading shell company		$ 240,000	$ 240,000	$ 240,000
Goodwill impairment	$ 0	$ 240,000	$ 240,000	$ 240,000